Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
June 30, 2026
AFF30-NPRT1-0826
1.818364.121
Bond Funds - 36.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,956,330	19,563,299
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	26,337,801	201,747,553
Fidelity Series Emerging Markets Debt Fund (b)	1,851,355	16,051,248
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	425,061	4,101,834
Fidelity Series Floating Rate High Income Fund (b)	259,110	2,246,484
Fidelity Series High Income Fund (b)	1,750,371	15,648,315
Fidelity Series International Credit Fund (b)	220,176	1,873,697
Fidelity Series International Developed Markets Bond Index Fund (b)	17,364,388	148,291,870
Fidelity Series Investment Grade Bond Fund (b)	62,556,278	629,941,720
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,387,552	108,665,651
Fidelity Series Real Estate Income Fund (b)	258,565	2,616,679
TOTAL BOND FUNDS (Cost $1,260,517,579)		1,150,748,350

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,030,268	164,170,280
Fidelity Advisor Series Growth Opportunities Fund (b)	5,595,728	116,670,919
Fidelity Series All-Sector Equity Fund (b)	5,262,507	79,726,981
Fidelity Series Commodity Strategy Fund (b)	58,993	6,324,612
Fidelity Series Intrinsic Opportunities Fund (b)	1,810,745	21,910,016
Fidelity Series Large Cap Stock Fund (b)	7,792,360	230,030,469
Fidelity Series Large Cap Value Index Fund (b)	1,004,632	21,278,102
Fidelity Series Opportunistic Insights Fund (b)	4,991,366	142,004,370
Fidelity Series Small Cap Core Fund (b)	380,855	6,185,093
Fidelity Series Small Cap Discovery Fund (b)	1,383,293	18,204,139
Fidelity Series Small Cap Opportunities Fund (b)	1,732,718	35,018,237
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,297,222	128,358,017
Fidelity Series Value Discovery Fund (b)	6,885,408	128,481,706
TOTAL DOMESTIC EQUITY FUNDS (Cost $593,126,549)		1,098,362,941

International Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,184,751	87,544,989
Fidelity Series Emerging Markets Fund (b)	4,150,588	63,337,968
Fidelity Series Emerging Markets Opportunities Fund (b)	7,949,161	255,486,039
Fidelity Series International Growth Fund (b)	7,054,605	152,167,827
Fidelity Series International Small Cap Fund (b)	1,305,507	24,687,143
Fidelity Series International Value Fund (b)	8,940,107	149,657,395
Fidelity Series Overseas Fund (b)	9,325,415	150,978,472
Fidelity Series Select International Small Cap Fund (b)	162,218	2,509,516
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $457,193,684)		886,369,349

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,760,000	1,759,824
US Treasury Bills 0% 7/23/2026 (d)	3.63	4,010,000	4,001,207
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,300,000	2,293,339
US Treasury Bills 0% 7/9/2026 (d)	3.63	40,000	39,968
US Treasury Bills 0% 8/6/2026 (d)	3.63	20,000	19,928
US Treasury Bills 0% 9/10/2026 (d)	3.66	20,000	19,856
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	130,000	128,973
US Treasury Bills 0% 9/24/2026 (d)	3.72	140,000	138,791
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,401,874)			8,401,886

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,413,549)	3.69	3,412,867	3,413,549

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,322,653,235)	3,147,296,075
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,595,150)
NET ASSETS - 100.0%	3,144,700,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,274	9/2026	143,046,313	1,245,670
CBOT US Treasury Long Bond Contracts (United States)	205	9/2026	23,177,813	533,449
ICE MSCI EAFE Index Contracts (United States)	69	9/2026	10,851,285	(16,101)
TOTAL LONG				1,763,018
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(128)	9/2026	(19,491,840)	(620,328)
CME E-Mini S&P 500 Index Contracts (United States)	(136)	9/2026	(51,328,100)	(609,423)
ICE MSCI Emerging Markets Index Contracts (United States)	(5)	9/2026	(439,325)	(13)
TOTAL SHORT				(1,229,764)
TOTAL FUTURES CONTRACTS				533,254

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,401,886.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,890,728	15,799,804	20,276,914	25,428	(69)	-	3,413,549	3,412,867	0.0%
Total	7,890,728	15,799,804	20,276,914	25,428	(69)	-	3,413,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	155,394,821	3,764,149	25,025,002	-	3,033,030	27,003,282	164,170,280	9,030,268
Fidelity Advisor Series Growth Opportunities Fund	109,799,686	786,265	25,065,523	-	2,994,524	28,155,967	116,670,919	5,595,728
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10,676,790	9,491,102	648,269	6,445	2,307	41,369	19,563,299	1,956,330
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	188,311,137	19,620,535	8,142,619	99,373	(158,643)	2,117,143	201,747,553	26,337,801
Fidelity Series All-Sector Equity Fund	71,466,086	529,235	4,942,084	-	392,598	12,281,146	79,726,981	5,262,507
Fidelity Series Canada Fund	85,919,004	3,189,998	3,841,571	-	339,225	1,938,333	87,544,989	4,184,751
Fidelity Series Commodity Strategy Fund	20,335,197	246,806	13,913,473	-	1,940,282	(2,284,200)	6,324,612	58,993
Fidelity Series Emerging Markets Debt Fund	14,712,296	1,527,974	721,567	221,858	3,489	529,056	16,051,248	1,851,355
Fidelity Series Emerging Markets Debt Local Currency Fund	4,114,648	30,785	188,159	-	8,901	135,659	4,101,834	425,061
Fidelity Series Emerging Markets Fund	52,854,672	3,351,373	4,004,038	-	847,772	10,288,189	63,337,968	4,150,588
Fidelity Series Emerging Markets Opportunities Fund	212,451,073	11,826,594	19,163,647	-	2,355,557	48,016,462	255,486,039	7,949,161
Fidelity Series Floating Rate High Income Fund	2,311,008	63,359	130,881	41,368	(9,711)	12,709	2,246,484	259,110
Fidelity Series Government Money Market Fund	-	11,520,511	11,520,511	24,168	-	-	-	-
Fidelity Series High Income Fund	15,300,709	816,272	711,867	249,374	4,106	239,095	15,648,315	1,750,371
Fidelity Series International Credit Fund	1,847,061	15,795	9,047	15,794	883	19,005	1,873,697	220,176
Fidelity Series International Developed Markets Bond Index Fund	141,538,360	11,680,662	6,174,307	1,186,449	(60,094)	1,307,249	148,291,870	17,364,388
Fidelity Series International Growth Fund	148,031,101	1,030,653	18,498,051	-	1,952,750	19,651,374	152,167,827	7,054,605
Fidelity Series International Small Cap Fund	28,730,317	-	6,438,376	-	2,735,722	(340,520)	24,687,143	1,305,507
Fidelity Series International Value Fund	148,328,986	3,235,677	10,645,565	-	1,081,838	7,656,459	149,657,395	8,940,107
Fidelity Series Intrinsic Opportunities Fund	23,079,771	-	4,010,173	-	247,130	2,593,288	21,910,016	1,810,745
Fidelity Series Investment Grade Bond Fund	621,378,188	40,359,880	29,313,291	6,644,238	(1,795,284)	(687,773)	629,941,720	62,556,278
Fidelity Series Large Cap Stock Fund	211,638,088	4,154,046	11,733,967	-	1,510,938	24,461,364	230,030,469	7,792,360
Fidelity Series Large Cap Value Index Fund	19,956,256	145,181	1,548,663	-	742,250	1,983,078	21,278,102	1,004,632
Fidelity Series Long-Term Treasury Bond Index Fund	97,786,378	15,967,213	5,100,826	978,995	(1,247,387)	1,260,273	108,665,651	20,387,552
Fidelity Series Opportunistic Insights Fund	132,832,272	957,645	13,078,147	-	1,183,544	20,109,056	142,004,370	4,991,366
Fidelity Series Overseas Fund	148,460,082	1,030,652	14,846,625	-	1,150,780	15,183,583	150,978,472	9,325,415
Fidelity Series Real Estate Income Fund	2,673,880	45,758	132,804	23,755	3,713	26,132	2,616,679	258,565
Fidelity Series Select International Small Cap Fund	2,421,600	-	129,503	-	30,655	186,764	2,509,516	162,218
Fidelity Series Small Cap Core Fund	5,345,982	186,555	249,948	186,448	50,951	851,553	6,185,093	380,855
Fidelity Series Small Cap Discovery Fund	16,804,583	192,512	2,362,965	192,398	225,880	3,344,129	18,204,139	1,383,293
Fidelity Series Small Cap Opportunities Fund	34,613,084	-	5,819,478	-	3,221,394	3,003,237	35,018,237	1,732,718
Fidelity Series Stock Selector Large Cap Value Fund	120,323,300	2,958,102	6,693,283	-	338,079	11,431,819	128,358,017	8,297,222
Fidelity Series Value Discovery Fund	120,015,410	2,766,003	7,272,477	-	1,069,310	11,903,460	128,481,706	6,885,408
	2,969,451,826	151,491,292	262,076,707	9,870,663	24,196,489	252,417,740	3,135,480,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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